Annual Total Returns [BarChart] - First Trust Small Cap Growth AlphaDEX Fund - First Trust Small Cap Growth AlphaDEX Fund	Dec. 01, 2020
Bar Chart Table:
2012	13.07%
2013	42.93%
2014	(1.65%)
2015	1.78%
2016	13.92%
2017	23.19%
2018	(5.60%)
2019	16.80%